Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ (466,489)	$ (63,494)	$ (116,194)	$ 9,222	$ 796
Adjustments to reconcile net income (loss) to cash provided by operations:
Depreciation	3,971	3,585	7,319	8,783	11,067
Amortization	29,810	36,697	72,792	73,455	73,852
Share-based compensation	196,171	36,228	71,151	22,294	349
Deferred income taxes	(48,566)	(9,437)	(34,214)	(73,196)	(28,408)
Other	3,690	278	1,501	400	1,825
Net change in operating assets and liabilities:
Accounts receivable	29,578	51,350	17,979	(14,727)	10,577
Deferred commissions	(2,196)	(2,203)	(19,968)	(14,062)	(5,823)
Prepaid expenses and other assets	(888)	(5,071)	(12,658)	1,996	(943)
Accounts payable and accrued expenses	27,230	9,981	32,403	26,797	9,687
Deferred revenue	9,461	18,246	127,030	77,876	21,581
Net cash provided by operating activities	(218,228)	76,160	147,141	118,838	94,560
Cash flows from investing activities:
Purchase of property and equipment	(9,758)	(3,261)	(7,377)	(11,606)	(8,660)
Capitalized software additions	(564)	(782)	(1,873)	(3,623)	(5,216)
Acquisitions, net of cash acquired			0	(11,302)	0
Net cash used in investing activities	(10,322)	(4,043)	(9,250)	(26,531)	(13,876)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriters' discounts and commissions	590,297	0
Settlement of deferred offering costs	(5,000)	0
Proceeds from term loan	0	1,120,000	1,120,000	0	0
Debt issuance costs	0	(16,288)	(16,288)	0	0
Repayment of Term Loans	(455,189)	0	(83,871)	0	0
Payments to related parties	0	(1,177,021)	(1,177,021)	(74,616)	(62,732)
Contribution for tax associated with reorganization	265,000	0
Payments to related parties	(145)	(647)	(649)	(885)	(287)
Installments related to acquisition	(4,694)	(3,653)	(3,653)	0	0
Net cash used in financing activities	390,269	(77,609)	(161,482)	(75,501)	(63,019)
Effect of exchange rates on cash and cash equivalents	(1,337)	(2,356)	(2,676)	2,827	(1,338)
Net increase (decrease) in cash and cash equivalents	160,382	(7,848)	(26,267)	19,633	16,327
Cash and cash equivalents, beginning of year	51,314	77,581	77,581	57,948	41,621
Cash and cash equivalents, end of year	211,696	69,733	51,314	77,581	57,948
Supplemental cash flow data:
Cash paid for interest	27,391	5,890	40,969	38	163
Cash paid for tax	264,072	2,077	5,928	12,906	8,907
Noncash investing and financing activities:
Installments due related to acquisition			0	8,488	0
Asset transfer to related party			0	0	(2,274)
Transactions with related parties	0	(37,882)	$ 14,263	$ 35,168	$ 25,638
Reclassification of related party payable upon reorganization	$ (600,622)	$ 0